NOTE 5 - NOTES PAYABLE - Notes payable (Details) - USD ($)	Nov. 30, 2020	May 31, 2020
Notes payable to an entity
Long-term notes payable	$ 7,500	$ 75,000
Notes payable to an individual (B)
Long-term notes payable	25,000	25,000
Notes payable to an entity (D)
Long-term notes payable	50,000	50,000
Notes payable to a family trust (E)
Long-term notes payable	7,000	7,000
Notes payable to a corporation (G)
Long-term notes payable	50,000	50,000
Notes payable to a corporation (H)
Long-term notes payable	50,000	50,000
Notes payable to an individual (I)
Long-term notes payable	25,000	25,000
Notes payable to an entity (M)
Long-term notes payable	40,000	40,000
Notes payable to a family trust (P)
Long-term notes payable	25,000	25,000
Convertibl note payable to an individual (V)
Long-term notes payable	46,890	46,890
Convertibl note payable to an individual (W)
Long-term notes payable	29,000	29,000
Convertibl note payable to an individual (X)
Long-term notes payable	21,500	21,500
Convertibl note payable to an individual (Y)
Long-term notes payable	8,600	8,600
Convertibl note payable to an individual (AA)
Long-term notes payable	23,167	23,167
Convertibl note payable to an individual (CC)
Long-term notes payable	50,000	50,000
Convertibl note payable to an individual (DD)
Long-term notes payable	35,000	35,000
Convertibl note payable to an individual (EE)
Long-term notes payable	37,500	37,500
Convertibl note payable to an individual (FF)
Long-term notes payable	22,500	22,500
Convertibl note payable to an individual (GG)
Long-term notes payable	8,505	8,505
Note payable to an entity (HH)
Long-term notes payable	188,036	200,000
Note payable to an entity (II)
Long-term notes payable	125,841	170,000
Note payable to an entity (JJ)
Long-term notes payable	66,930	75,000
Note payable to an entity (KK)
Long-term notes payable	20,000	20,000
Note payable to an entity (LL)
Long-term notes payable	5,000	5,000
Note payable to an entity (MM)
Long-term notes payable	3,000
Note payable to an entity (MM)
Long-term notes payable		3,000
Note payable to an entity (NN)
Long-term notes payable	10,000	10,000
Note payable to an entity (OO)
Long-term notes payable	58,750	58,750
Note payable to an entity (PP)
Long-term notes payable	12,329	9,187
Note Payable to an entity (QQ)
Long-term notes payable	0	250,000
Notes payable to an individuals
Long-term notes payable	$ 1,237,127	$ 1,536,575